Uncategorized Items
[rr_Component1OtherExpensesOverAssets]	0.0015
[rr_Component2OtherExpensesOverAssets]			0.0141	[Footnote-01]
[rr_Component3OtherExpensesOverAssets]	0.0141	[Footnote-01]
[rr_DistributionAndService12b1FeesOverAssets]	0.0025		0
[rr_ExpenseExampleYear01]					78	118
[rr_ExpenseExampleYear03]					450	573
[rr_ExpensesOverAssets]	0.0221		0.0181
[rr_FeeWaiverOrReimbursementOverAssets]	(0.0105)		(0.0105)
[rr_ManagementFeesOverAssets]	0.0040		0.0040
[rr_NetExpensesOverAssets]	0.0116	[Footnote-03]	0.0076	[Footnote-02]
[rr_OtherExpensesOverAssets]	0.0156
[rr_PerformanceAvailabilityPhone]							Current performance information is available by calling the Fund at (866) 330-9999.	Current performance information is available by calling the Fund at (866) 330-9999.
[rr_PerformanceOneYearOrLess]							The Fund has not commenced operations, and therefore has no performance history.	The Fund has not commenced operations, and therefore has no performance history.
[rr_PerformancePastDoesNotIndicateFuture]							The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
[rr_RiskLoseMoney]							As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
[rr_RiskNotInsuredDepositoryInstitution]							A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.